Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Assets
Cash and cash equivalents	$ 25,919,945	$ 15,966,421
Restricted cash	12,777,148	1,879,472
Receivables from broker-dealers and clearing organizations	4,002,982	3,212,777
Receivables from customers	3,510,142	3,773,982
Loans receivable, net	4,654,635	8,855,220
Securities owned, at fair value	946,619	2,741,178
Foreign currency forward contracts	468,919
Fixed assets, net	458,503	482,130
Intangible asset, net	63,890	63,695
Right of use assets	59,689	156,656
Long-term investments	2,004,204	256,420
Deposit for long-term investment		200,000
Available-for-sale investment	991,862	1,000,000
Income tax recoverable	78,111	14,386
Other assets	158,106	158,300
Total assets	57,642,843	40,283,896
Liabilities and shareholders’ equity
Payable to customers	10,256,270	3,500,690
Payable to customers – related parties		43,127
Payable to holders of structured notes	6,139,179
Accrued expenses and other liabilities	651,663	688,617
Lease liabilities	64,826	150,139
Total liabilities	17,111,938	4,332,573
Commitments and contingencies
Shareholders’ Equity
Ordinary shares (par value $0.001 per share, 150,000,000 shares and 150,000,000 shares authorized; 37,015,807 and 35,004,635 shares issued and outstanding at March 31, 2024 and 2023, respectively)	37,017	35,005
Additional paid-in capital	28,903,950	25,172,567
Retained earnings	11,713,813	10,662,274
Accumulated other comprehensive (loss) income	(123,875)	81,477
Total shareholders’ equity	40,530,905	35,951,323
Total liabilities and shareholders’ equity	57,642,843	40,283,896
Related Party
Assets
Loan receivable due from a related party, net	$ 1,548,088	$ 1,523,259